Deferred Income and Revenue	12 Months Ended
Dec. 31, 2021
Deferred Income and Revenue [Abstract]
Deferred Income and Revenue	DEFERRED INCOME AND REVENUEOut of the €120 million upfront payment received from Ipsen in application of the licensing agreement signed in December 2021, an amount of €40 million was recognized as Deferred income in 2021 (see: Note 19 "Operating Income"), of which €14,179 was recognized as Current deferred income, and €25,821 was recognized as Non-current deferred income.